RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Future minimum lease payments under capital leases (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total lease payments	₽ 212,918	₽ 222,754
Less amount representing interest	(69,416)	(68,245)
Present value of net lease payments	143,502	154,509
Less current portion of lease obligations	(19,608)	(18,709)
Non-current portion of lease obligations	123,894	135,800
Cash outflow for leases	40,963	38,996	₽ 36,963
Cash outflows for leases included in interest paid	13,040	11,548	12,173
Gain on termination of lease agreements			464
Gain on termination of rent holidays			₽ 286
Current portion (less than 1 year)
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total lease payments	31,450	29,758
More than 1 to 5 years
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total lease payments	96,822	101,965
Over 5 years
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total lease payments	₽ 84,646	₽ 91,031